PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 5,693	$ 5,033
Accumulated depreciation	4,316	3,511
Property and equipment, net	1,377	1,522
Depreciation expense	813	657	588
Reduction of cost and accumulated depreciation for equipment no longer in use		846
Reduction in cost for equipment no longer in use	11
Reduction to accumulated depreciation for equipment no longer in use	8
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,220	3,745
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	796	670
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 677	$ 618